Earnings per share (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income/(loss) attributable to shareholders
Net income/(loss) attributable to shareholders	SFr 3,081	SFr 1,729	SFr (1,255)